Capital Stock - Schedule of Share-based Compensation Expense by Category (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	$ 19.9	$ 17.4	$ 32.5	$ 29.5
General and administration
Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	15.3	17.4	27.9	29.0
Restructuring and other
Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	$ 4.6	$ 0.0	$ 4.6	$ 0.5